ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND BUSINESS OPERATIONS

Organizational and General

Cayson Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on May 27, 2024. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsors are Yawei Cao and Cayson Holding LP, a Delaware limited partnership (the “Sponsors”). As of December 31, 2024, the Company had not commenced any operations. All activity for the period from May 27, 2024 (inception) through December 31, 2024 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on September 19, 2024. On September 23, 2024, the Company consummated the IPO of 6,000,000 units, (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in NOTE 3 — INITIAL PUBLIC OFFERING, and the sale of 230,000 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Sponsors, that was closed simultaneously with the IPO (see NOTE 4 — PRIVATE PLACEMENTS). Additionally, On October 15, 2024, the underwriters’ over-allotment option expired and the sponsors forfeited an aggregate of 225,000 founder shares.

Transaction costs amounted to $3,722,528 (net of $300,000 underwriters cash reimbursement of deferred offering cost), consisting of $1,200,000 of cash underwriting fees, $2,100,000 of deferred underwriting commission and $422,528 (net of $300,000 underwriters cash reimbursement of deferred offering cost) of other offering costs. These costs were charged to additional paid-in capital or accumulated deficit to the extent additional paid-in capital is fully depleted upon completion of the IPO.

The Company will have until 12 months from the closing of this offering (or up to 21 months, if we extend the time to complete a business combination as described in this prospectus), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Trust Account

On September 23, 2024, a total of $60,000,000 of the net proceeds from the Initial Public Offering, including proceeds of the sale of the Private Placement Units, was deposited in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

Going Concern Consideration

As of December 31, 2024, the Company had $465,254 in its operating bank account and working capital of $491,725 respectively. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans in pursuit of a Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. In addition, if the Company is unable to complete a Business Combination within the Combination Period, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. As a result, management has determined that such additional condition also raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — ORGANIZATION AND BUSINESS OPERATIONS

Organizational and General

Cayson Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on May 27, 2024. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsors are Yawei Cao and Cayson Holding LP, a Delaware limited partnership (the “Sponsors”). As of September 30, 2025, the Company had not commenced any operations. All activity for the period from May 27, 2024 (inception) through September 30, 2025 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for our initial Business Combination. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on September 19, 2024. On September 23, 2024, the Company consummated the IPO of 6,000,000 units, (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3, and the sale of 230,000 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Sponsors, that was closed simultaneously with the IPO. Additionally, on October 15, 2024, the underwriters’ over-allotment option expired and the Sponsors forfeited an aggregate of 225,000 founder shares.

Transaction costs amounted to $3,722,527 (net of $300,000 underwriters cash reimbursement of deferred offering cost), consisting of $1,200,000 of cash underwriting fees, $2,100,000 of deferred underwriting commission and $422,527 (net of $300,000 underwriters cash reimbursement of deferred offering cost) of other offering costs. These costs were charged to additional paid-in capital or accumulated deficit to the extent additional paid-in capital is fully depleted upon completion of the IPO.

The Company will have until up to 21 months, if the Company extends the time to complete a Business Combination (the “Combination Period”). If the Company does not complete an initial Business Combination within the Combination Period and such time period is not further extended by the Company’s shareholders, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Trust Account

On September 23, 2024, a total of $60,000,000 of the net proceeds from the Initial Public Offering, including proceeds of the sale of the Private Placement Units, was deposited in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

Proposed Business Combination

On July 11, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Mango Financial Group Limited, a Cayman Islands exempted company ( “Mango Group” or “MFG”), North Water Investment Group Holdings Limited (“North Water”), the parent company of Mango Financial, and Mango Temp Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Mango Group (“Merger Sub”). Each of the foregoing parties is referred to herein as a “Party” and collectively as the “Parties”.

On September 11, 2025, the parties entered into an amendment to the Merger Agreement (the “Amendment”).

Pursuant to the Agreement, upon the closing of the transactions contemplated by the Merger Agreement, the Company will become a wholly owned subsidiary of Mango Group, which will become the parent company of Mango Financial.

Extension of Time to Consummate Business Combination

Effective as of September 17, 2025, Cayson Holding LP, one of the Company’s Sponsors, and Mango Financial Limited (“Mango Financial”) loaned the Company an aggregate of $600,000. Such funds were deposited into escrow account managed by the Company’s trustee, Continental. On October 10, 2025, the Company’s trustee, deposited $600,000 into the Trust Account. Such funds are subject to possible redemption by the Company’s public shareholders in accordance with the terms of the Trust Account, and were used to extend the period of time the Company has to consummate a Business Combination from September 23, 2025 to January 23, 2026.

Going Concern Consideration

As of September 30, 2025, the Company had $87,898 in its operating bank account and a working capital deficit of $481,777. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans in pursuit of a Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. In addition, if the Company is unable to complete a Business Combination within the Combination Period, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. As a result, management has determined that such additional condition also raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Mango Financial Group Limited (“MFG” or the “Company”) is a company incorporated in the Cayman Islands with limited liability on March 28, 2025. The Company is an investment holding company.

Mango Financial Limited (“MFL”) was incorporated on March 2, 1993. MFL is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including dealing in securities (Type 1), advising on securities (Type 4) and advising on corporate finance (Type 6) and asset management (Type 9). MFL is a wholly-owned subsidiary of North Water Investment Group Holdings Limited (“NW”).

The Company together with its subsidiaries (collectively the “Group”) is primarily engaged in securities dealing and provision of financial services.

In connection with our initial public offering, MFG entered into an agreement on October 16, 2025, to acquire the entire issued share capital of NW from the NW Shareholders, in consideration of which MFG allotted and issued Class A ordinary shares (the “Reorganization”). Following the approval of the HKSFC and completion of the Business Combination (the “Closing”), MFG now directly owns 100% of the issued equity securities of NW, which in turn owns all of the equity interests of MFL.

Controlling Shareholder Group

Although no individual shareholder held a majority voting interest in MFG or NW, the same identifiable group of shareholders collectively exercised control over the underlying operating business immediately before and after the Reorganization.

The group structure before the completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership December 31,		Principal
Name	incorporation	incorporation	2023	2024	activities

North Water Investment Group Holdings Limited*	British Virgin Islands	January 17, 2024	N/A	N/A	Investment holding
Name of subsidiary
Direct:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services

*	Shareholders of NW comprise of Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%. No individual shareholder held a controlling interest in NW.

The final group structure upon completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership December 31,		Principal
Name	incorporation	incorporation	2023	2024	activities

Mango Financial Group Limited	Cayman Islands	March 28, 2025	N/A	N/A	Investment holding
Name of subsidiaries
Direct:
North Water Investment Group Holdings Limited	British Virgin Islands	January 17, 2024	100%	100%	Investment holding
Indirect:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services

Reorganization

Prior to the Reorganization, MFL was wholly owned by Mr. Cheung Kam Fai (“Mr. Cheung”). Mr. Cheung contributed additional capital to MFL on February 20, 2023 and July 26, 2023 in the amount of HK$15,000,000 each, and subsequently reduced the capital of MFL on January 30, 2024, April 9, 2024 and July 2, 2024 by HK$15,000,000, HK$8,000,000 and HK$7,000,000, respectively.

On October 4, 2024, Mr. Cheung transferred 100% of the equity interest in MFL to NW. Following this transfer, the shareholding structure of NW underwent several changes during 2024 and 2025. For the purpose of the Reorganization, the shareholding structure of NW immediately prior to the completion of the Reorganization was as follows: Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%, including Mr. Cheung who held 4.74%. No individual shareholder held a controlling interest in NW.

On May 6, 2025, MFL issued 100,000 ordinary shares at HK$100 each to its holding company, NW, resulting in total cash proceeds of HK$10,000,000. As a result, MFL’s total issued share capital increased from HK$100,000,000 to HK$110,000,000.

Pursuant to the Reorganization to rationalize the structure of MFG and its subsidiaries in preparation for the listing of the shares, NW completed a capital increase on May 13, 2025, whereby the existing shareholders allotted 9,000 ordinary shares at nil consideration, and issued 1,000 ordinary shares to a new shareholder at a consideration of HK$10,000,000, resulting in a total of 20,000 ordinary shares in issue.

Subsequently, on October 16, 2025, MFG entered into a share sale and purchase agreement with the shareholders of NW, under which MFG purchased an aggregate of 20,000 ordinary shares of NW, representing the entire issued share capital of NW, from the NW Shareholders in consideration of which MFG allotted and issued an aggregate of 21,052,632 Class A ordinary shares of par value US$0.0001 each. Accordingly, the Reorganization was completed on October 16, 2025.

Prior to the completion of the Reorganization, the share capital of MFG underwent several changes. On March 28, 2025, MFG issued and subsequently repurchased 1 Class B ordinary share. On April 15, 2025, MFG issued and repurchased 4,799,999 Class B ordinary shares and issued 15,200,000 Class A ordinary shares. On June 6, 2025, MFG issued an additional 5,852,632 Class A ordinary shares. These issuances, together with the 21,052,632 Class A ordinary shares issued as consideration for the acquisition of NW on October 16, 2025, resulted in a total of 42,105,264 issued and outstanding ordinary shares upon completion of the Reorganization.

As the shareholdings in MFG and NW were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled MFG or NW, the transaction of the Reorganization was determined to be a recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. The shareholder group—comprising Zhang Jia Ling Co., Limited as the largest shareholder (22.80%) together with the same group of minority shareholders each holding between approximately 0.95% and 5.00%—continued to hold substantially the same collective interests in the underlying business both before and after the Reorganization.

Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ equity, and per share information including the net (loss) income per share have been presented retroactively as of the beginning of the earliest period presented on the consolidated financial statements to be comparable with the final number of shares issued in the Reorganization. Accordingly, the effect of the ordinary shares issued by MFG pursuant to the Reorganization have been presented retroactively as of the beginning of the earliest period presented in the consolidated financial statement or the original issue date, whichever is later, as if such shares were issued by MFG when the Group issued such interests.

The Reorganization was recognized for accounting purposes upon its completion on October 16, 2025.

NORTH WATER INVESTMENT GROUP HOLDINGS LIMITED AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023 and 2024

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Mango Financial Group Limited (“MFG” or the “Company”) is a company incorporated in the Cayman Islands with limited liability on March 28, 2025. The Company is an investment holding company.

Mango Financial Limited (“MFL”) was incorporated on March 2, 1993. MFL is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including dealing in securities (Type 1), advising on securities (Type 4) and advising on corporate finance (Type 6) and asset management (Type 9). MFL is a wholly-owned subsidiary of North Water Investment Group Holdings Limited (“NW”).

The Company together with its subsidiaries (collectively the “Group”) is primarily engaged in securities dealing and provision of financial services.

In connection with our initial public offering, MFG entered into an agreement on October 16, 2025, to acquire the entire issued share capital of NW from the NW Shareholders, in consideration of which MFG allotted and issued Class A ordinary shares (the “Reorganization”). Following the approval of the HKSFC and completion of the Business Combination (the “Closing”), MFG now directly owns 100% of the issued equity securities of NW, which in turn owns all of the equity interests of MFL.

Controlling Shareholder Group

Although no individual shareholder held a majority voting interest in MFG or NW, the same identifiable group of shareholders collectively exercised control over the underlying operating business immediately before and after the Reorganization.

The group structure before the completion of the Reorganization comprises the following companies:

			Percentage of effective ownership
Name	Place of incorporation	Date of incorporation	December 31, 2024	June 30, 2025	Principal activities

North Water Investment Group Holdings Limited*	British Virgin Islands	January 17, 2024	N/A	N/A	Investment holding

Name of subsidiary
Direct:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services

* Shareholders of NW comprise of Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%. No individual shareholder held a controlling interest in NW.

The final group structure upon completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership
Name	incorporation	incorporation	December 31, 2024	June 30, 2025	Principal activities

Mango Financial Group Limited	Cayman Islands	March 28, 2025	N/A	N/A	Investment holding
Name of subsidiaries
Direct:
North Water Investment Group Holdings Limited	British Virgin Islands	January 17, 2024	100%	100%	Investment holding
Indirect:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services

Reorganization

Prior to the Reorganization, MFL was wholly owned by Mr. Cheung Kam Fai (“Mr. Cheung”). Mr. Cheung contributed additional capital to MFL on February 20, 2023 and July 26, 2023 in the amount of HK$15,000,000 each, and subsequently reduced the capital of MFL on January 30, 2024, April 9, 2024 and July 2, 2024 by HK$15,000,000, HK$8,000,000 and HK$7,000,000, respectively.

On October 4, 2024, Mr. Cheung transferred 100% of the equity interest in MFL to NW. Following this transfer, the shareholding structure of NW underwent several changes during 2024 and 2025. For the purpose of the Reorganization, the shareholding structure of NW immediately prior to the completion of the Reorganization was as follows: Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%, including Mr. Cheung who held 4.74%. No individual shareholder held a controlling interest in NW.

On May 6, 2025, MFL issued 100,000 ordinary shares at HK$100 each to its holding company, NW, resulting in total cash proceeds of HK$10,000,000. As a result, MFL’s total issued share capital increased from HK$100,000,000 to HK$110,000,000.

Pursuant to the Reorganization to rationalize the structure of MFG and its subsidiaries in preparation for the listing of the shares, NW completed a capital increase on May 13, 2025, whereby the existing shareholders allotted 9,000 ordinary shares at nil consideration, and issued 1,000 ordinary shares to a new shareholder at a consideration of HK$10,000,000, resulting in a total of 20,000 ordinary shares in issue.

Subsequently, on October 16, 2025, MFG entered into a share sale and purchase agreement with the shareholders of NW, under which MFG purchased an aggregate of 20,000 ordinary shares of NW, representing the entire issued share capital of NW, from the NW Shareholders in consideration of which MFG allotted and issued an aggregate of 21,052,632 Class A ordinary shares of par value US$0.0001 each. Accordingly, the Reorganization was completed on October 16, 2025.

Prior to the completion of the Reorganization, the share capital of MFG underwent several changes. On March 28, 2025, MFG issued and subsequently repurchased 1 Class B ordinary share. On April 15, 2025, MFG issued and repurchased 4,799,999 Class B ordinary shares and issued 15,200,000 Class A ordinary shares. On June 6, 2025, MFG issued an additional 5,852,632 Class A ordinary shares. These issuances, together with the 21,052,632 Class A ordinary shares issued as consideration for the acquisition of NW on October 16, 2025, resulted in a total of 42,105,264 issued and outstanding ordinary shares upon completion of the Reorganization.

As the shareholdings in MFG and NW were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled MFG or NW, the transaction of the Reorganization was determined to be a recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. The shareholder group—comprising Zhang Jia Ling Co., Limited as the largest shareholder (22.80%) together with the same group of minority shareholders each holding between approximately 0.95% and 5.00%—continued to hold substantially the same collective interests in the underlying business both before and after the Reorganization.

Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ equity, and per share information including the net (loss) income per share have been presented retroactively as of the beginning of the earliest period presented on the consolidated financial statements to be comparable with the final number of shares issued in the Reorganization. Accordingly, the effect of the ordinary shares issued by MFG pursuant to the Reorganization have been presented retroactively as of the beginning of the earliest period presented in the consolidated financial statement or the original issue date, whichever is later, as if such shares were issued by MFG when the Group issued such interests.

The Reorganization was recognized for accounting purposes upon its completion on October 16, 2025.

MANGO FINANCIAL GROUP LIMITED

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 AND 2025 (UNAUDITED)